Earnings (loss) per share - Schedule of Computation of Basic Net Earnings (Loss) Per Share (Details) - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Computation of Basic Net Earnings (Loss) Per Share [Abstract]
Net earnings (loss) attributable to ordinary shareholders		$ (3,492,318)	$ 112,030	$ 865,210
Weighted average number of ordinary shares outstanding basic	[1]	12,705,011	12,500,000	12,500,000
Weighted average number of ordinary shares outstanding diluted	[1]	12,705,011	12,500,000	12,500,000
Basic earnings (loss) per share		$ (0.27)	$ 0.01	$ 0.07
Diluted earnings (loss) per share		$ (0.27)	$ 0.01	$ 0.07

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1) and share reorganization by way of a subdivision and surrender of shares (Note 12).